S000088120 [Member] Annual Fund Operating Expenses - Morgan Stanley Pathway Small-Mid Cap Equity ETF - Morgan Stanley Pathway Small-Mid Cap Equity ETF	Aug. 31, 2025	[2]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[1]
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.89%
Fee Waiver or Reimbursement	(0.27%)	[1]
Net Expenses (as a percentage of Assets)	0.62%	[1]

[1]	CGAS (defined herein) has contractually agreed to waive fees and reimburse expenses in order to keep the Fund’s management fees from exceeding the total amount of sub-advisory fees paid by CGAS plus 0.20% based on average net assets. This contractual waiver will only apply if the Fund’s total management fees exceed the total amount of sub-advisory fees paid by CGAS plus 0.20% and will not affect the Fund’s total management fees if they are less than such amount. This fee waiver and/or reimbursement will continue for at least one year from the date of this prospectus or until such time as the Board of Trustees acts to discontinue all or a portion of such waiver and/or reimbursement when they deem such action is appropriate.
[2]	The Morgan Stanley Annual Advisory Program Fees are only applicable to shareholders who own shares of the Fund through a Morgan Stanley-sponsored investment advisory program.